Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2016
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Trade payables	$ 890,000	$ 851,000
Deferred tax liabilities	20,000	19,000
Contract liabilities	254,000	2,397,000
License and development services agreement
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contract liabilities	254,000	2,343,000
Deferred revenue
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contract liabilities	$ 0	$ 54,000	$ 1,940,000